Revenues and Contract Costs - Reconciliation of Impact of Adoption of Topic 606 on Financial Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenues
Operating Revenues	$ 34,775	$ 32,894	$ 32,071	$ 32,128	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 131,868	$ 130,863	$ 126,034
Selling, general and administrative expense									29,896	31,083	28,592
Equity in losses of unconsolidated businesses									(15)	(186)	(77)
Income Before Provision For Income Taxes									22,733	19,623	20,594
Provision for income taxes									(2,945)	(3,584)	9,956
Net income attributable to noncontrolling interests									523	511	449
Net income attributable to Verizon	5,095	5,194	3,944	5,032	1,939	4,924	4,120	4,545	19,265	15,528	30,101
Net Income	$ 5,217	$ 5,337	$ 4,074	$ 5,160	$ 2,065	$ 5,062	$ 4,246	$ 4,666	19,788	16,039	30,550
Balances without adoption of Topic 606
Operating Revenues
Operating Revenues										130,438
Selling, general and administrative expense										32,588
Equity in losses of unconsolidated businesses										(187)
Income Before Provision For Income Taxes										17,771
Provision for income taxes										(3,104)
Net income attributable to noncontrolling interests										481
Net income attributable to Verizon										14,186
Net Income										14,667
Adjustments | Topic 606
Operating Revenues
Operating Revenues										425
Selling, general and administrative expense										(1,505)
Equity in losses of unconsolidated businesses										1
Income Before Provision For Income Taxes										1,852
Provision for income taxes										(480)
Net income attributable to noncontrolling interests										30
Net income attributable to Verizon										1,342
Net Income										1,372
Service and other
Operating Revenues
Operating Revenues									110,305	108,605	107,145
Service and other | Balances without adoption of Topic 606
Operating Revenues
Operating Revenues										109,964
Service and other | Adjustments | Topic 606
Operating Revenues
Operating Revenues										(1,359)
Wireless equipment
Operating Revenues
Operating Revenues									21,563	22,258	18,889
Cost of services and equipment									22,954	23,323	22,147
Wireless equipment | Balances without adoption of Topic 606
Operating Revenues
Operating Revenues										20,474
Cost of services and equipment										23,189
Wireless equipment | Adjustments | Topic 606
Operating Revenues
Operating Revenues										1,784
Cost of services and equipment										134
Service
Operating Revenues
Cost of services and equipment									$ 31,772	32,185	$ 30,916
Service | Balances without adoption of Topic 606
Operating Revenues
Cost of services and equipment										32,240
Service | Adjustments | Topic 606
Operating Revenues
Cost of services and equipment										$ (55)